Property and Equipment and Intangible Assets - Property and Equipment (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Manufacturing equipment and molds	$ 706,868	$ 590,000
Display equipment	131,406	120,000
Office equipment and computers	29,570	26,113
Mobile display unit	126,300	125,000
Less: depreciation	8,789	2,577
Total Property and Equipment	$ 977,626	$ 858,536